Employee Benefit Plan - Summary of Defined Contribution Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Employee benefit plan expenses	$ 274	$ 309	$ 228